Cash Management Agreement with Affiliate (Details) - USD ($)	7 Months Ended	12 Months Ended
	Jul. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Management Agreement with Affiliate (Details) [Line Items]
Cash and Cash Equivalents, at Carrying Value		$ 1,449,723	$ 512,044
Financial Instruments, Owned, at Fair Value		0	0
Noninterest Expense Investment Advisory Fees		$ 0	$ 0	$ 28,101
Affiliated Entity [Member]
Cash Management Agreement with Affiliate (Details) [Line Items]
Management Fee, Description		RJOIM is paid an annual fee, currently 0.20% calculated and accrued daily at a rate equal to 1/360 of the principal balance.
Advisory Fees Waived	$ 3,483
Cash and Cash Equivalents, at Carrying Value		$ 1,449,728